Financial Instruments (Details) - Schedule of exposure to foreign currency risk ₪ in Thousands, $ in Thousands	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ILS (₪)	Jun. 30, 2022 CAD ($)	Dec. 31, 2021 USD ($)
Current assets
Cash	$ 4,054,000
Trade and other receivables	1,425,000
Advances to supplier	1,284,000
Long term receivable	149,000
Current liabilities
Accounts payable and accrued liabilities	(1,547,000)
Convertible debentures	(1,592,000)
Warrant liability	(4,209,769)			$ (2,176,686)
Total	(437,000)
10% fluctuation in exchange rate	(44,000)
USD [Member]
Current assets
Cash	3,634,000
Trade and other receivables	256,000
Advances to supplier	1,284,000
Long term receivable
Current liabilities
Accounts payable and accrued liabilities	(248,000)
Convertible debentures	(1,592,000)
Warrant liability	(4,210,000)
Total	(876,000)
10% fluctuation in exchange rate	$ (88,000)
NIS [Member]
Current assets
Cash | ₪		₪ 140
Trade and other receivables | ₪		958
Advances to supplier | ₪
Long term receivable | ₪		149
Current liabilities
Accounts payable and accrued liabilities | ₪		(730)
Convertible debentures | ₪
Warrant liability | ₪
Total | ₪		517
10% fluctuation in exchange rate | ₪		₪ 52
CAD [Member]
Current assets
Cash			$ 280
Trade and other receivables			211
Advances to supplier
Current liabilities
Accounts payable and accrued liabilities			(569)
Convertible debentures
Warrant liability
Total			(78)
10% fluctuation in exchange rate			$ (8)